Fees Summary	Jan. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 27,100,000
Previously Paid Amount	0.00
Total Fee Amount	3,742.51
Total Offset Amount	0.00
Net Fee	3,742.51
Narrative - Max Aggregate Offering Price	$ 27,100,000
Final Prospectus	true